June 6, 2018

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM VARIABLE PRODUCT TRUST

1933 ACT REGISTRATION NO. 333-22467

1940 ACT REGISTRATION NO. 811-08073

In accordance with 17 C.F.R. § 240.14a–6(a) under the Securities Exchange Act of 1934, State Farm Variable Product Trust is filing a preliminary proxy statement.

Please contact the undersigned if you should have any questions or comments concerning this filing.

Sincerely,

/s/ David Moore
David Moore
Assistant Secretary
(309) 766-1908 (work)
(309) 750-9311 (cell)